UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
January 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Parametric Structured International Equity Fund

Eaton Vance
Parametric Structured International Equity Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Australia — 6.9%
AGL Energy, Ltd.	12,113	$182,508
Amcor, Ltd.	31,743	232,239
Australia and New Zealand Banking Group, Ltd.	3,590	81,121
BHP Billiton, Ltd.	7,496	293,428
Commonwealth Bank of Australia	12,751	655,019
Computershare, Ltd.	17,858	141,131
CSL, Ltd.	2,690	81,020
Harvey Norman Holdings, Ltd.	31,392	71,097
Metcash, Ltd.	31,313	137,029
Newcrest Mining, Ltd.	574	20,286
Orica, Ltd.	8,550	231,582
Origin Energy, Ltd.	13,982	210,701
OZ Minerals, Ltd.	7,655	91,927
Qantas Airways, Ltd.(1)	25,457	42,575
Rio Tinto, Ltd.	2,180	156,511
Tabcorp Holdings, Ltd.	11,542	35,489
Tatts Group, Ltd.	12,135	29,523
Transurban Group	37,019	203,067
Wesfarmers, Ltd.	17,063	578,922
Wesfarmers, Ltd. PPS	5,955	204,032
Westpac Banking Corp.	6,900	160,123
Woolworths, Ltd.	5,128	128,189

		$3,967,519

Austria — 0.7%
Immofinanz AG(1)	15,781	$51,815
OMV AG	4,763	165,973
Telekom Austria AG	5,331	60,470
Verbund AG	961	27,906
Vienna Insurance Group	2,572	107,851

		$414,015

Belgium — 3.3%
Anheuser-Busch InBev NV	9,990	$554,007
Bekaert SA NV	1,802	79,979
Belgacom SA	4,566	138,070
Colruyt SA	2,287	93,959
Delhaize Group SA	4,135	270,099
Groupe Bruxelles Lambert SA	2,085	160,267
KBC Groep NV	4,262	94,514
Mobistar SA	979	55,710
Solvay SA	1,709	174,095
UCB SA	3,407	149,685
Umicore	3,781	161,748

		$1,932,133

Denmark — 3.0%
A.P. Moller-Maersk A/S, Class A	19	$122,326
A.P. Moller-Maersk A/S, Class B	28	189,358
Carlsberg A/S, Class B	150	10,155
Coloplast A/S	1,600	232,675
Danske Bank A/S(1)	6,800	92,973
DSV A/S	7,400	148,252
Novo Nordisk A/S, Class B	4,900	520,215

Security	Shares	Value
Novozymes A/S, Class B	1,700	$252,454
Tryg A/S	1,100	61,155
William Demant Holding A/S(1)	1,300	102,931

		$1,732,494

Finland — 2.8%
Elisa Oyj	5,350	$112,793
Fortum Oyj	3,691	89,832
Kesko Oyj, Class B	2,289	81,246
Kone Oyj, Class B	5,715	314,649
Nokia Oyj	2,459	16,547
Nokian Renkaat Oyj	3,476	127,313
Orion Oyj, Class B	3,780	78,662
Pohjola Bank PLC	4,740	54,502
Sampo Oyj	7,135	196,119
Sanoma Oyj	5,761	77,291
Stora Enso Oyj	27,631	174,894
UPM-Kymmene Oyj	1,967	23,001
Wartsila Oyj	9,005	273,614

		$1,620,463

France — 5.5%
Atos Origin SA	1,364	$65,942
bioMerieux	503	43,645
Carrefour SA	1,667	44,106
Christian Dior SA	224	31,603
Dassault Systemes SA	2,567	215,834
EDF SA	6,020	180,164
Essilor International SA	1,671	120,770
France Telecom SA	1,234	22,186
GDF Suez	15,478	436,057
Imerys SA	1,266	72,030
L’Oreal SA	4,899	539,406
LVMH Moet Hennessy Louis Vuitton SA	1,342	222,429
M6-Metropole Television	2,433	41,591
Neopost SA	1,085	82,522
PPR SA	1,523	236,332
PSA Peugeot Citroen	4,062	88,382
Safran SA	250	8,164
Sanofi SA	2,538	181,566
Societe BIC SA	1,592	142,071
Suez Environnement Co. SA	6,342	99,493
Total SA	2,375	123,921
Unibail-Rodamco SE	100	19,881
Vivendi SA	5,919	132,268

		$3,150,363

Germany — 5.3%
Bayerische Motoren Werke AG	2,938	$238,666
Bayerische Motoren Werke AG, PFC Shares	1,466	79,784
Beiersdorf AG	3,074	177,215
Continental AG(1)	453	33,779
Daimler AG	4,415	224,234
Deutsche Lufthansa AG	7,466	101,437
Deutsche Post AG	7,067	107,196
Deutsche Telekom AG	7,809	99,207
E.ON AG	2,820	68,004
Fraport AG	992	62,458
Hannover Rueckversicherung AG	1,684	82,911
Henkel AG & Co. KGaA	3,987	194,684
Henkel AG & Co. KGaA, PFC Shares	4,878	289,973
Linde AG	403	63,842

Security	Shares	Value
Metro AG	2,321	$107,541
Porsche Automobil Holding SE, PFC Shares	1,512	88,082
SAP AG	12,772	772,296
Volkswagen AG, PFC Shares	1,683	293,094

		$3,084,403

Greece — 0.5%
Coca-Cola Hellenic Bottling Co. SA(1)	11,465	$223,244
Public Power Corp. SA	4,876	42,189

		$265,433

Hong Kong — 5.2%
Bank of East Asia, Ltd.	49,000	$178,963
BOC Hong Kong Holdings, Ltd.	96,000	226,826
Cathay Pacific Airways, Ltd.	39,000	70,792
Cheung Kong Infrastructure Holdings, Ltd.	22,000	117,707
CLP Holdings, Ltd.	22,000	195,556
Hang Lung Group, Ltd.	22,000	133,284
Hang Seng Bank, Ltd.	28,500	367,491
Henderson Land Development Co., Ltd.	6,000	32,796
Hong Kong & China Gas Co., Ltd.	116,760	262,946
Hopewell Holdings, Ltd.	31,000	80,507
Lifestyle International Holdings, Ltd.	23,000	61,572
Link REIT (The)	75,000	257,568
MTR Corp., Ltd.	57,000	184,358
Power Assets Holdings, Ltd.	42,500	321,861
Sands China, Ltd.(1)	36,800	110,591
Shangri-La Asia, Ltd.	50,000	100,045
Wharf Holdings, Ltd. (The)	36,000	191,493
Wing Hang Bank, Ltd.	9,500	85,914

		$2,980,270

Ireland — 1.2%
CRH PLC	13,449	$243,327
Elan Corp. PLC(1)	8,333	98,823
Kerry Group PLC	8,642	320,594
Ryanair Holdings PLC(1)	12,915	60,647

		$723,391

Israel — 2.8%
Bank Hapoalim B.M.	43,990	$170,508
Bank Leumi Le-Israel B.M.	40,178	139,229
Bezeq Israeli Telecommunication Corp., Ltd.	59,161	125,020
Cellcom Israel, Ltd.	1,753	38,619
Elbit Systems, Ltd.	2,073	91,762
Israel Chemicals, Ltd.	12,491	148,114
Israel Corp., Ltd.	104	75,509
Israel Discount Bank, Ltd., Series A(1)	34,198	56,527
Mizrahi Tefahot Bank, Ltd.	6,954	59,838
NICE Systems, Ltd.(1)	3,063	109,085
Partner Communications Co., Ltd.	6,000	71,241
Teva Pharmaceutical Industries, Ltd. ADR	13,579	554,702

		$1,640,154

Italy — 3.7%
A2A SpA	44,452	$60,776
Atlantia SpA	8,162	124,318
Autogrill SpA	3,916	45,291
Banca Carige SpA	22,202	43,395
Enel Green Power SpA	22,961	52,686
Enel SpA	17,866	84,294
ENI SpA	24,252	536,064
EXOR SpA	4,206	91,822

Security	Shares	Value
Finmeccanica SpA	14,587	$99,982
Luxottica Group SpA	3,333	98,220
Mediaset SpA	16,413	60,472
Parmalat SpA	70,882	157,440
Pirelli & C. SpA	19,000	167,683
Prysmian SpA	1,111	16,795
Snam Rete Gas SpA	40,629	198,601
Telecom Italia SpA	13,914	17,313
Telecom Italia SpA, PFC Shares	56,237	59,018
Tenaris SA	3,035	48,427
Terna Rete Elettrica Nazionale SpA	40,424	155,350

		$2,117,947

Japan — 12.3%
77 Bank, Ltd. (The)	14,000	$55,145
ABC-Mart, Inc.	1,100	43,078
All Nippon Airways Co., Ltd.	34,000	102,374
Aozora Bank, Ltd.	15,000	37,920
Bank of Kyoto, Ltd. (The)	10,000	84,944
Bank of Yokohama, Ltd. (The)	38,000	173,980
Canon Marketing Japan, Inc.	1,800	21,338
Canon, Inc.	900	40,858
Chiba Bank, Ltd. (The)	17,000	104,012
Chugai Pharmaceutical Co., Ltd.	6,100	95,549
Chugoku Bank, Ltd. (The)	7,000	91,691
Dainippon Sumitomo Pharma Co., Ltd.	6,700	73,423
DeNA Co., Ltd.	800	34,529
FamilyMart Co., Ltd.	2,800	110,075
Gunma Bank, Ltd. (The)	14,000	71,650
Hachijuni Bank, Ltd. (The)	17,000	94,516
Hamamatsu Photonics K.K.	4,200	159,797
Hiroshima Bank, Ltd. (The)	20,000	88,963
Honda Motor Co., Ltd.	10,100	302,028
Isetan Mitsukoshi Holdings, Ltd.	13,900	141,585
ITOCHU Corp.	4,000	39,562
ITOCHU Techno-Solutions Corp.	1,800	77,938
Iyo Bank, Ltd. (The)	8,000	75,054
J. Front Retailing Co., Ltd.	12,000	52,547
Kamigumi Co., Ltd.	8,000	69,855
Kansai Paint Co., Ltd.	8,000	75,096
Keikyu Corp.	4,000	35,929
Keio Corp.	19,000	130,266
Keyence Corp.	900	228,790
Kintetsu Corp.	13,000	45,606
Kobe Steel, Ltd.	38,000	63,554
Kyowa Hakko Kirin Co., Ltd.	8,000	90,160
Lawson, Inc.	2,500	140,674
McDonald’s Holdings Co. (Japan), Ltd.	3,300	86,736
Mitsubishi Logistics Corp.	4,000	43,989
Mitsubishi Tanabe Pharma Corp.	9,000	155,675
Mizuho Financial Group, Inc.	34,500	48,289
NGK Spark Plug Co., Ltd.	8,000	99,165
Nidec Corp.	2,000	164,355
Nippon Electric Glass Co., Ltd.	4,000	35,885
Nippon Telegraph and Telephone Corp.	700	35,907
NTT DoCoMo, Inc.	257	456,443
Odakyu Electric Railway Co., Ltd.	21,000	196,757
OMRON Corp.	1,100	23,707
Ono Pharmaceutical Co., Ltd.	3,400	177,938
Oracle Corp. Japan	1,700	58,654
Oriental Land Co., Ltd.	1,700	168,948
Rakuten, Inc.	214	234,594

Security	Shares	Value
Santen Pharmaceutical Co., Ltd.	3,100	$115,672
Sapporo Hokuyo Holdings, Inc.	12,800	42,389
Shikoku Electric Power Co., Inc.	6,100	155,930
Shizuoka Bank, Ltd. (The)	15,000	145,533
Sumitomo Corp.	9,900	122,573
Sumitomo Heavy Industries, Ltd.	5,000	28,394
Suruga Bank, Ltd.	10,000	83,360
Suzuken Co., Ltd.	2,100	50,242
Sysmex Corp.	2,400	78,888
Taisho Pharmaceutical Holdings Co., Ltd.(1)	1,500	105,909
Takashimaya Co., Ltd.	10,000	70,994
Takeda Pharmaceutical Co., Ltd.	1,400	63,114
TEIJIN, Ltd.	23,000	80,288
Toho Gas Co., Ltd.	18,000	101,900
Tokyo Gas Co., Ltd.	22,000	94,739
TonenGeneral Sekiyu K.K.	17,000	191,833
Tsumura & Co.	2,300	64,688
Uni-Charm Corp.	4,300	192,571
USS Co., Ltd.	1,090	90,109
Yahoo! Japan Corp.	78	25,050
Yakult Honsha Co., Ltd.	3,400	95,548
Yokogawa Electric Corp.(1)	10,300	96,326

		$7,135,578

Netherlands — 5.1%
Akzo Nobel NV	5,124	$269,430
ASML Holding NV	10,307	432,368
Delta Lloyd NV	3,023	53,082
European Aeronautic Defence & Space Co.	5,910	174,222
Heineken Holding NV	2,098	89,751
Koninklijke Ahold NV	25,705	328,417
Koninklijke DSM NV	5,291	270,750
Koninklijke KPN NV	37,326	488,706
Koninklijke Vopak NV	1,134	58,449
Philips Electronics NV	8,307	172,925
PostNL NV	9,488	48,042
QIAGEN NV(1)	7,947	110,533
Royal Boskalis Westminster NV	5,061	176,896
TNT Express NV	1,173	9,952
Unilever NV	7,406	255,682

		$2,939,205

New Zealand — 0.9%
Auckland International Airport, Ltd.	72,653	$137,177
Contact Energy, Ltd.(1)	18,811	84,764
Fletcher Building, Ltd.	17,015	90,732
Sky City Entertainment Group, Ltd.	34,392	97,849
Telecom Corporation of New Zealand, Ltd.	58,546	119,531

		$530,053

Norway — 3.4%
DnB NOR ASA	18,100	$209,363
Norsk Hydro ASA	56,800	294,225
Orkla ASA	28,600	247,942
Seadrill, Ltd.	4,100	134,640
Statoil ASA	24,524	622,273
Telenor ASA	22,500	400,786
Yara International ASA	1,700	80,392

		$1,989,621

Security	Shares	Value
Portugal — 1.1%
CIMPOR-Cimentos de Portugal, SGPS, SA	13,119	$97,000
EDP - Energias de Portugal SA	40,149	126,129
Galp Energia, SGPS, SA, Class B	6,149	126,459
Jeronimo Martins, SGPS, SA	9,479	162,544
Portugal Telecom, SGPS, SA	16,346	116,893

		$629,025

Singapore — 4.9%
Ascendas Real Estate Investment Trust	97,000	$157,813
Capitaland, Ltd.	4,000	8,618
ComfortDelGro Corp., Ltd.	12,000	13,297
DBS Group Holdings, Ltd.	59,000	576,298
Fraser and Neave, Ltd.	9,000	43,834
Genting Singapore PLC(1)	147,000	200,857
Jardine Cycle & Carriage, Ltd.	5,000	179,740
Neptune Orient Lines, Ltd.	7,000	6,278
Olam International, Ltd.	5,000	10,015
Oversea-Chinese Banking Corp., Ltd.	59,000	395,003
Singapore Airlines, Ltd.	22,000	203,682
Singapore Press Holdings, Ltd.	48,000	148,543
Singapore Telecommunications, Ltd.	131,000	331,209
United Overseas Bank, Ltd.	30,000	406,876
UOL Group, Ltd.	37,000	130,804

		$2,812,867

Spain — 4.8%
Abertis Infraestructuras SA	8,521	$140,218
Banco Popular Espanol SA	10,584	48,446
Bankia SA(1)	37,375	189,021
Bankinter SA	7,777	47,479
CaixaBank SA	32,565	158,767
Distribuidora Internacional de Alimentacion SA(1)	1,601	7,322
Enagas	5,410	106,380
Grifols SA(1)	5,127	95,323
Iberdrola SA	50,582	365,959
Indra Sistemas SA	5,457	91,439
Industria de Diseno Textil SA	3,425	310,920
International Consolidated Airlines Group SA(1)	28,622	75,817
Red Electrica Corp. SA	3,330	160,417
Telefonica SA	41,952	891,547
Zardoya Otis SA	4,869	65,594

		$2,754,649

Sweden — 4.0%
Atlas Copco AB, Class B	6,000	$116,595
Boliden AB	18,200	258,738
Electrolux AB, Series B	11,800	219,721
Hennes & Mauritz AB, Class B	8,350	276,087
Millicom International Cellular SA SDR	2,200	242,630
Nordea Bank AB	37,600	341,441
Skanska AB	9,600	156,757
Swedbank AB, Class A	3,300	46,202
Tele2 AB, Class B	10,000	210,583
Telefonaktiebolaget LM Ericsson, Class B	13,049	136,016
TeliaSonera AB	48,500	337,120

		$2,341,890

Security	Shares	Value
Switzerland — 6.8%
ABB, Ltd.(1)	4,217	$79,387
Actelion, Ltd.(1)	3,555	131,688
Baloise Holding AG	1,263	102,879
Kuehne & Nagel International AG	1,827	226,349
Lindt & Spruengli AG	2	73,648
Lindt & Spruengli AG PC	30	92,580
Nestle SA	10,426	603,015
Novartis AG	13,322	750,498
Roche Holding AG PC	2,996	491,552
Schindler Holding AG	1,221	143,295
Schindler Holding AG PC	1,486	174,018
SGS SA	161	276,184
Sonova Holding AG(1)	1,346	142,323
Straumann Holding AG	286	50,344
Swatch Group, Ltd. (The)	2,092	223,714
Swiss Life Holding AG(1)	342	42,003
Swisscom AG	621	250,165
Synthes, Inc.(2)	420	70,236

		$3,923,878

United Kingdom — 13.3%
Anglo American PLC	635	$23,279
Antofagasta PLC	2,327	43,310
AstraZeneca PLC	12,894	619,030
BAE Systems PLC	103,400	458,542
BG Group PLC	19,186	416,030
BHP Billiton PLC	10,747	338,417
BP PLC	59,901	440,802
Centrica PLC	83,756	398,729
Compass Group PLC	15,120	137,302
Experian PLC	28,748	373,458
GlaxoSmithKline PLC	7,087	159,049
Kingfisher PLC	72,651	301,000
Next PLC	5,431	222,596
Reckitt Benckiser Group PLC	1,139	58,465
Resolution, Ltd.	6,824	30,032
Rolls-Royce Holdings PLC(1)	17,767	199,994
Rolls-Royce Holdings PLC, PFC Shares(1)	1,225,923	1,971
Royal Dutch Shell PLC, Class A	21,445	759,683
Royal Dutch Shell PLC, Class B	15,334	550,156
SABMiller PLC	9,751	355,133
Sage Group PLC (The)	46,607	207,864
Serco Group PLC	17,843	148,588
Shire PLC	13,542	425,023
SSE PLC	3,020	65,251
Standard Chartered PLC	3,101	72,360
Tesco PLC	18,257	117,710
Vodafone Group PLC	98,832	274,425
Whitbread PLC	3,759	99,882
WM Morrison Supermarkets PLC	74,421	360,899

		$7,658,980

Total Common Stocks (identified cost $57,366,377)		$56,344,331

Short-Term Investments — 2.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$1,455	$1,454,950

Total Short-Term Investments (identified cost $1,454,950)		$1,454,950

Total Investments — 100.0% (identified cost $58,821,327)		$57,799,281

Other Assets, Less Liabilities — (0.0)%(4)		$(16,643)

Net Assets — 100.0%		$57,782,638

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)		Non-income producing security.

(2)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2011 was $355.

(4)		Amount is less than (0.05)%.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
Euro	34.0%	$19,631,027
British Pound Sterling	13.3	7,658,980
Japanese Yen	12.3	7,135,578
Australian Dollar	6.9	3,967,519
Swiss Franc	6.8	3,923,878
Hong Kong Dollar	5.2	2,980,270
Singapore Dollar	4.9	2,812,867
Swedish Krona	4.0	2,341,890
United States Dollar	3.5	2,009,652
Norwegian Krone	3.4	1,989,621
Danish Krone	3.0	1,732,494
Israeli Shekel	1.8	1,085,452
New Zealand Dollar	0.9	530,053

Total Investments	100.0%	$57,799,281

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	14.1%	$8,148,345
Industrials	12.7	7,352,923
Consumer Staples	12.4	7,165,890
Consumer Discretionary	10.9	6,291,896
Health Care	10.9	6,281,551
Telecommunication Services	8.8	5,087,860
Materials	7.6	4,400,198
Energy	7.5	4,326,962
Utilities	7.3	4,236,128
Information Technology	5.3	3,052,578
Other	2.5	1,454,950

Total Investments	100.0%	$57,799,281

The Fund did not have any open financial instruments at October 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,865,297

Gross unrealized appreciation	$2,666,306
Gross unrealized depreciation	(3,732,322)

Net unrealized depreciation	$(1,066,016)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$105,909	$17,320,378		$—	$17,426,287
Developed Europe	196,343	37,081,547		—	37,277,890
Middle East/Africa	554,702	1,085,452		—	1,640,154

Total Common Stocks	$856,954	$55,487,377	*	$—	$56,344,331

Short-Term Investments	$—	$1,454,950		$—	$1,454,950

Total Investments	$856,954	$56,942,327		$—	$57,799,281

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson President

Date:	December 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson President

Date:	December 27, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	December 27, 2011